Accrued Warranty Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Product Warranties Disclosures [Abstract]
Changes in product warranty liability

The following table presents changes in the Company’s product warranty liability for the three months ended March 31, 2017 and 2016:

	2017	2016
	(In millions)
January 1	$7.1	$6.1
Claims paid	(1.0)	(0.6)
Warranty expense, net	1.0	0.7

March 31	$7.1	$6.2

The following table presents the changes in the Company’s product warranty liability:

	Year Ended December 31,
	2016	2015	2014
	(In millions)
Balance at January 1,	$6.1	$6.9	$5.4
Claims paid during the year	(3.7)	(4.7)	(2.9)
Warranty expense	2.0	4.0	4.0
Acquired warranty liabilities	2.8	—	—
Other	(0.1)	(0.1)	0.4

Balance at December 31,	$7.1	$6.1	$6.9